Securitization Transactions (Quantitative Information of Financial Assets Sold on Securitization and Other Assets Managed Together) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 4,019,730	¥ 3,782,369
Direct financing leases sold on securitization	0	706
Principal amount of assets managed or sold on securitization receivables	4,019,730	3,783,075
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	80,347	94,327
Direct financing leases sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	80,347	94,327
Assets recorded on the balance sheet credit losses	21,822	17,504	¥ 25,793
Direct financing leases sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	21,822	17,504	25,793
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	1,204,024	1,190,136
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	11,600	12,556
Assets recorded on the balance sheet credit losses	4,056	4,062	3,774
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,815,706	2,592,233
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	68,747	81,771
Assets recorded on the balance sheet credit losses	¥ 17,766	¥ 13,442	¥ 22,019